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                                Semi-Annual Report

                                December 31, 2001

                                Mercury
                                HW Small Cap
                                Value Fund
                                of Mercury HW Funds

PORTFOLIO INFORMATION

AS OF DECEMBER 31, 2001
                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Ventas, Inc.                                                             4.7%
--------------------------------------------------------------------------------
The Topps Company, Inc.                                                  4.7
--------------------------------------------------------------------------------
Teekay Shipping Corporation                                              3.5
--------------------------------------------------------------------------------
AMB Property Corporation                                                 3.5
--------------------------------------------------------------------------------
John H. Harland Company                                                  3.2
--------------------------------------------------------------------------------
American Coin Merchandising, Inc.                                        2.9
--------------------------------------------------------------------------------
Mandalay Resort Group                                                    2.8
--------------------------------------------------------------------------------
Gateway Inc.                                                             2.8
--------------------------------------------------------------------------------
Heidrick & Struggles International, Inc.                                 2.8
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                                       2.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Household Durables                                                      11.5%
--------------------------------------------------------------------------------
Real Estate                                                             11.2
--------------------------------------------------------------------------------
Health Care                                                              8.5
--------------------------------------------------------------------------------
Commercial Services & Supplies                                           8.2
--------------------------------------------------------------------------------
Electric Utilities--Integrated                                           4.7
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Joe Grills, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


              December 31, 2001 (2) Mercury HW Small Cap Value Fund

DEAR SHAREHOLDER

Investment Review

We are pleased to present to you this semi-annual report for Mercury HW Small Cap Value Fund for the six months ended December 31, 2001. For the last six months, the United States has gone through an emotional and economic rollercoaster and entered the second half of 2001 with a gloomy economic outlook. While people were still wondering whether the economy was going into a recession or an economic slowdown, the shock of the September 11, 2001 terrorist attacks pushed the economy into a tailspin. In response, the Standard & Poor's 500 (S&P 500) Index plunged 12% and the Russell 2000 Index fell 14% in the first few trading days following September 11. The Federal Reserve Board responded by lowering the Federal Funds rate by 175 basis points (1.75%) over the following three months. During that time, the Government proposed a major stimulus package and the United States posted impressive successes in the war in Afghanistan. Given the loose monetary policy, the potential for fiscal stimulus and the success in the war on terrorism, investors adopted a more bullish outlook on the US economy, which sparked a fourth-quarter 2001 market rally from the lows of September 11. This rally resulted in an 11% increase in the S&P 500 Index and a 21% increase in the Russell 2000 Index for the fourth quarter. The outperformance in small cap stocks was not surprising given that they generally perform better when the economic outlook improves.

For the six months ended December 31, 2001, small cap stocks outperformed large cap stocks as the unmanaged Russell 2000 Index's return of -4.1% outperformed the unmanaged S&P 500 Index's return of -5.6%. Value outperformed growth as the unmanaged Russell 2000 Value Index returned +1.2%, compared to -9.3% for the unmanaged Russell 2000 Growth Index. The Fund's Class I and Class A Shares had returns of +8.98% and +9.11%, respectively, outperforming both the Russell 2000 Index and the Russell 2000 Value Index. (Fund results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

The Fund benefited primarily from its overweight in the consumer discretionary sector and underweight in the information technology sector. Most of the Fund's performance can be attributed to favorable stock selection within leisure products (American Coin Merchandising, Inc.), computers and peripherals (Gateway Inc.) and biotechnology (Discovery Partners International). Mandalay Resort Group (hotel and casino) and Korn/Ferry International (an executive recruitment firm) were among the negative contributors for the last six months.


             December 31, 2001 (3) Mercury HW Small Cap Value Fund

In Conclusion

The Trust's Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley Funds on behalf of the Hotchkis and Wiley Small Cap Value Fund (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002.

We appreciate your support of Mercury HW Small Cap Value Fund.

Sincerely,


/s/ Terry K. Glenn         /s/ James Miles             /s/ David Green

Terry K. Glenn             James Miles                 David Green
President                  Portfolio Manager           Portfolio Manager

February 1, 2002

PROXY RESULTS

During the six-month period ended December 31, 2001, Mercury HW Small Cap Value Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 10, 2001. The description of each proposal and number of shares voted are as follows:

                                        Shares Voted  Shares Voted  Shares Voted
                                             For         Against       Abstain
--------------------------------------------------------------------------------
1. To approve a merger of the Fund
   with Hotchkis and Wiley Small Cap
   Value Fund.                            1,071,489       4,904         6,357
--------------------------------------------------------------------------------
2. To approve a new investment
   advisory agreement with Hotchkis
   and Wiley Capital Management, LLC.     1,071,346       5,047         6,357
--------------------------------------------------------------------------------


             December 31, 2001 (4) Mercury HW Small Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares, each with its own sales charge and expense structure.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25%, and an annual account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I and Class A Shares in excess of 1.25% and 1.50%, respectively, of the average net assets of each class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


              December 31, 2001 (5) Mercury HW Small Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                    % Return          % Return
                                                  Without Sales      With Sales
Class I Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                              +33.62%            +26.60%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                            +11.91             +10.71
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                             +11.89             +11.29
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                  Without Sales      With Sales
Class A Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                              +34.56%            +27.49%
--------------------------------------------------------------------------------
Inception (10/06/00) through 12/31/01                +39.50             +33.54
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

RECENT PERFORMANCE RESULTS
================================================================================
                                                                    Ten-Year/
                                   6-Month          12-Month     Since Inception
As of December 31, 2001         Total Return      Total Return     Total Return
--------------------------------------------------------------------------------
Class I*                            +8.98%           +33.62%         +207.48%
--------------------------------------------------------------------------------
Class A*                            +9.11            +34.56          + 50.88
--------------------------------------------------------------------------------
Russell 2000 Index**                -4.09            + 2.49       +197.19/-0.14
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I Shares and from 10/06/00 for Class A Shares.
** An unmanaged Index comprised of the smallest 2,000 companies in the Russell 3000 Index. Ten-year/since inception total returns are for ten years and from 10/31/00, respectively.


              December 31, 2001 (6) Mercury HW Small Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                              In US Dollars
                                                         -----------------------
Industries                        Investments            Shares Held     Value
--------------------------------------------------------------------------------

COMMON STOCKS--94.3%
================================================================================
Apparel/Textiles--3.4%  Liz Claiborne, Inc.                   8,900   $  442,775
                       +Quiksilver, Inc.                     56,100      964,920
                       +Steve Madden, Ltd.                   45,300      636,465
                       +Vans, Inc.                            9,900      125,730
                                                                      ----------
                                                                       2,169,890
--------------------------------------------------------------------------------
Auto Components--       Dana Corporation                     78,800    1,093,744
1.7%
--------------------------------------------------------------------------------
Banks--4.6%             Berkshire Hills Bancorp, Inc.        46,168      934,902
                        EverTrust Financial Group Inc.       22,800      346,560
                        Klamath First Bancorp, Inc.          41,100      536,355
                        MutualFirst Financial Inc.           33,900      508,500
                        Port Financial Corp.                  8,800      228,360
                        United Community Financial Corp.     56,400      406,080
                                                                      ----------
                                                                       2,960,757
--------------------------------------------------------------------------------
Biotechnology--1.5%    +Medarex, Inc.                        53,000      951,350
--------------------------------------------------------------------------------
Commercial Services &   Ambassadors International, Inc.      17,000      356,830
Supplies--8.2%          Bowne & Co., Inc.                    44,500      569,600
                       +Heidrick & Struggles
                        International,Inc.                   97,800    1,775,070
                        John H. Harland Company              91,800    2,028,780
                       +Korn/Ferry International             52,300      556,995
                                                                      ----------
                                                                       5,287,275
--------------------------------------------------------------------------------
Communications         +Adtran, Inc.                         38,000      967,480
Equipment--1.5%
--------------------------------------------------------------------------------
Computer Services/     +BSQUARE Corporation                 300,600    1,223,442
Software--2.5%          Creative Technology Limited          43,510      354,607
                                                                      ----------
                                                                       1,578,049
--------------------------------------------------------------------------------
Computers &            +Gateway Inc.                        223,300    1,795,332
Peripherals--3.1%      +Maxtor Corporation                   27,100      171,814
                                                                      ----------
                                                                       1,967,146
--------------------------------------------------------------------------------
Consumer--             +American Coin Merchandising, Inc.   231,500    1,898,300
Durables--3.1%         +Mac-Gray Corporation                 40,300      113,243
                                                                      ----------
                                                                       2,011,543
--------------------------------------------------------------------------------
Drugs--0.5%            +3 Dimensional Pharmaceuticals, Inc.  35,000      297,150
--------------------------------------------------------------------------------
Electric Utilities--    Northeast Utilities                  42,800      754,564
Integrated--4.7%        OGE Energy Corp.                     50,700    1,170,156
                        RGS Energy Group Inc.                13,800      518,880
                        UIL Holdings Corporation             11,000      564,300
                                                                      ----------
                                                                       3,007,900
--------------------------------------------------------------------------------


              December 31, 2001 (7) Mercury HW Small Cap Value Fund

                                                              In US Dollars
                                                         -----------------------
Industries                        Investments            Shares Held     Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
================================================================================
Electrical             National Service Industries, Inc.    164,700   $  332,694
Equipment--0.5%
--------------------------------------------------------------------------------
Electronics--0.7%     +Credence Systems Corporation          25,700      477,249
--------------------------------------------------------------------------------
Fertilizers--0.4%      Agrium Inc.                           24,900      263,940
--------------------------------------------------------------------------------
Foods--1.0%            Interstate Bakeries Corporation       10,400      251,472
                      +Ralcorp Holdings, Inc.                18,100      410,870
                                                                      ----------
                                                                         662,342
--------------------------------------------------------------------------------
Forest Products--0.1%  U.S. Timberlands Company, L.P.        33,600       56,112
--------------------------------------------------------------------------------
Health Care--8.5%      Bausch & Lomb Incorporated             6,300      237,258
                      +Health Net Inc.                       47,100    1,025,838
                      +Kindred Healthcare Inc.                1,225       63,700
                      +Thoratec Laboratories Corporation     38,152      648,584
                      +US Oncology, Inc.                     58,455      432,567
                       Ventas, Inc.                         265,000    3,047,500
                                                                      ----------
                                                                       5,455,447
--------------------------------------------------------------------------------
Health                 Aetna Inc. (New Shares)               17,000      560,830
Insurance--0.9%
--------------------------------------------------------------------------------
Home Building/         Centex Corporation                     6,900      393,921
Manufactured
Housing--0.6%
--------------------------------------------------------------------------------
Hotels, Restaurants &  Churchill Downs Incorporated           1,600       58,576
Leisure--2.1%         +IHOP Corp.                             9,700      284,210
                      +Isle of Capri Casinos, Inc.           54,300      726,534
                       P & O Princess Cruises PLC (ADR) (a)  13,500      313,200
                                                                      ----------
                                                                       1,382,520
--------------------------------------------------------------------------------
Household              Lennar Corporation                    31,900    1,493,558
Durables--11.5%        M/I Schottenstein Homes, Inc.         27,500    1,368,675
                       MDC Holdings, Inc.                    39,600    1,496,484
                      +The Topps Company, Inc.              249,500    3,018,950
                                                                      ----------
                                                                       7,377,667
--------------------------------------------------------------------------------
Insurance--3.3%       +American Physicians Capital, Inc.      1,700       36,550
                       Horace Mann Educators Corporation     16,800      356,496
                       IPC Holdings, Ltd.                    14,200      418,332
                       The MONY Group Inc.                   10,400      359,528
                       Protective Life Corporation           32,100      928,653
                                                                      ----------
                                                                       2,099,559
--------------------------------------------------------------------------------
Leisure/Toys--2.8%    +Mandalay Resort Group                 84,800    1,814,720
--------------------------------------------------------------------------------


              December 31, 2001 (8) Mercury HW Small Cap Value Fund

                                                              In US Dollars
                                                          --------------------
Industries                        Investments             Shares Held    Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
================================================================================
Machinery--0.7%        +Denison International PLC (ADR) (a)    15,000 $  247,500
                       +Hawk Corporation (Class A)             46,200    166,320
                        Wabash National Corporation             8,500     66,300
                                                                      ----------
                                                                         480,120
--------------------------------------------------------------------------------
Marine--3.5%            Teekay Shipping Corporation            65,600  2,286,160
--------------------------------------------------------------------------------
Media--0.7%            +World Wrestling Federation
                        Entertainment, Inc.                    34,800    457,620
--------------------------------------------------------------------------------
Metals & Mining--0.2%  +Steel Dynamics, Inc.                   10,800    122,796
--------------------------------------------------------------------------------
Multiline Retail--0.7% +The Neiman Marcus Group, Inc.
                        (Class A)                              15,500    481,585
--------------------------------------------------------------------------------
Natural Gas--0.4%       MDU Resources Group                     3,300     92,895
                        UGI Corporation                         4,400    132,880
                                                                      ----------
                                                                         225,775
--------------------------------------------------------------------------------
Pharmaceuticals--1.6%+  Discovery Partners International      137,900  1,020,460
--------------------------------------------------------------------------------
Railroads--0.2%        +Kansas City Southern Industries, Inc.  11,300    159,669
--------------------------------------------------------------------------------
Real Estate--11.2%      AMB Property Corporation               86,800  2,256,800
                        Arden Realty, Inc.                     13,700    363,050
                        Camden Property Trust                  12,600    462,420
                        Glenborough Realty Trust Incorporated  38,600    748,840
                        Hospitality Properties Trust            9,900    292,050
                       +Jones Lang Lasalle Inc.                32,300    583,015
                       +La Quinta Properties, Inc.             85,000    487,900
                        Post Properties, Inc.                  16,200    575,262
                        Shurgard Storage Centers, Inc.
                        (Class A)                               5,500    176,000
                        Storage USA, Inc.                       3,900    164,190
                       +Trammell Crow Company                  81,400    952,380
                        Winston Hotels, Inc.                   19,200    148,608
                                                                      ----------
                                                                       7,210,515
--------------------------------------------------------------------------------
Retail--               +Footstar, Inc.                          7,200    225,360
Specialty--2.0%        +Genesco Inc.                           25,000    519,000
                       +Payless ShoeSource, Inc.                9,500    533,425
                                                                      ----------
                                                                       1,277,785
--------------------------------------------------------------------------------
Savings & Loans--1.2%   Timberland Bancorp, Inc.               52,400    801,720
--------------------------------------------------------------------------------
Semiconductor          +DuPont Photomasks, Inc.                24,900  1,081,905
Equipment &
Products--1.7%
--------------------------------------------------------------------------------
Specialized            +Valassis Communications, Inc.           3,700    131,794
Services--0.2%
--------------------------------------------------------------------------------
Transportation--        USFreightways Corporation              16,000    502,400
Freight--0.8%
--------------------------------------------------------------------------------


              December 31, 2001 (9) Mercury HW Small Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                             In US Dollars
                                                        -----------------------
Industries                        Investments           Shares Held     Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
===============================================================================
Utilities--       CH Energy Group, Inc.                     30,000  $ 1,304,100
Electric--2.0%
-------------------------------------------------------------------------------
                  Total Investments (Cost--$56,791,127)--94.3%       60,713,689

                  Time Deposit*--6.3%                                 4,075,450

                  Liabilities in Excess of Other Assets--(0.6%)        (383,553)
                                                                    -----------
                  Net Assets--100.0%                                $64,405,586
                                                                    ===========
-------------------------------------------------------------------------------

  + Non-income producing security.
  * Time deposit bears interest at 0.55% and matures on 1/02/2002.
(a) American Depositary Receipts (ADR).

    See Notes to Financial Statements.


             December 31, 2001 (10) Mercury HW Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001
-------------------------------------------------------------------------------

Assets:

Investments, at value (identified cost--$56,791,127)                $60,713,689
Cash                                                                      2,922
Time deposit                                                          4,075,450
Receivables:
  Securities sold                                      $  781,568
  Capital shares sold                                     335,342
  Dividends                                               135,213     1,252,123
                                                       ----------
Prepaid expenses and other assets                                        10,203
                                                                    -----------
Total assets                                                         66,054,387
                                                                    -----------
-------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                  1,513,757
  Investment adviser                                       39,796
  Capital shares redeemed                                  24,531     1,578,084
                                                       ----------
Accrued expenses and other liabilities                                   70,717
                                                                    -----------
Total liabilities                                                     1,648,801
                                                                    -----------
-------------------------------------------------------------------------------

Net Assets:

Net assets                                                          $64,405,586
                                                                    ===========
-------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                     $69,309,809
Undistributed investment income--net                                    202,190
Accumulated realized capital losses on investments--net              (9,028,975)
Unrealized appreciation on investments--net                           3,922,562
                                                                    -----------
Net assets                                                          $64,405,586
                                                                    ===========
-------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $64,221,140 and
  2,229,415 shares outstanding+                                     $     28.81
                                                                    ===========
Class A--Based on net assets of $184,446 and
  6,338 shares outstanding+                                         $     29.10
                                                                    ===========
-------------------------------------------------------------------------------

+ Unlimited shares of no par value authorized.

  See Notes to Financial Statements.


             December 31, 2001 (11) Mercury HW Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2001
-------------------------------------------------------------------------------

Investment Income:

Dividends (net of $360 foreign withholding tax)                     $   511,012
Interest                                                                 23,364
                                                                    -----------
Total income                                                            534,376
                                                                    -----------
-------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $  206,870
Transfer agent fees                                        39,905
Accounting services                                        24,210
Registration fees                                          18,525
Professional fees                                          15,165
Printing and shareholder reports                           14,905
Custodian fees                                              6,148
Trustees' fees and expenses                                 2,680
Pricing fees                                                  283
Account maintenance fees--Class A                             152
Other expenses                                              4,482
                                                       ----------
Total expenses before reimbursement                       333,325
Reimbursement of expenses                                  (1,140)
                                                       ----------
Total expenses after reimbursement                                      332,185
                                                                    -----------
Investment income--net                                                  202,191
                                                                    -----------
-------------------------------------------------------------------------------

Realized & Unrealized Gain on
Investments--Net:

Realized gain on investments--net                                     2,695,503
Change in unrealized appreciation on investments--net                 1,766,758
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $ 4,664,452
                                                                    ===========
-------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2001 (12) Mercury HW Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                      For the Six     For the
                                                      Months Ended   Year Ended
                                                      December 31,    June 30,
Increase (Decrease) in Net Assets:                        2001          2001
--------------------------------------------------------------------------------
Operations:

Investment income--net                                $    202,191  $   444,604
Realized gain on investments--net                        2,695,503    7,323,734
Change in unrealized appreciation/depreciation on
  investments--net                                       1,766,758    9,207,632
                                                      -------------------------
Net increase in net assets resulting from operations     4,664,452   16,975,970
                                                      -------------------------
-------------------------------------------------------------------------------

Dividends to Shareholders:

Investment income--net
  Class I                                                 (443,626)     (11,228)
  Class A                                                     (979)          --+
                                                      -------------------------
Net decrease in net assets resulting from dividends
  to shareholders                                         (444,605)     (11,228)
                                                      -------------------------
-------------------------------------------------------------------------------

Capital Share Transactions:

Increase (decrease) in net assets derived from
  capital share transactions                            11,386,658     (398,725)
                                                      -------------------------
-------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                            15,606,505   16,566,017
Beginning of period                                     48,799,081   32,233,064
                                                      -------------------------
End of period*                                        $ 64,405,586  $48,799,081
                                                      =========================
-------------------------------------------------------------------------------

+ Undistributed investment income--net                $    202,190  $   444,604
                                                      =========================
--------------------------------------------------------------------------------

+ Amount is less than $1.

  See Notes to Financial Statements.


             December 31, 2001 (13) Mercury HW Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class I+
                                         -----------------------------------------------------------
                                         For the Six                       For the
                                         Months Ended                Year Ended June 30,
                                         December 31,    -------------------------------------------
Increase (Decrease) in Net Asset Value:      2001          2001        2000        1999        1998
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $ 26.63       $ 17.11     $ 21.02     $ 26.48     $ 23.83
                                           ---------------------------------------------------------
Investment income (loss)--net                  .10++         .25         .02        (.05)       (.06)
Realized and unrealized gain (loss) on
  investments--net                            2.28          9.28       (3.93)      (3.88)       5.13
                                           ---------------------------------------------------------
Total from investment operations              2.38          9.53       (3.91)      (3.93)       5.07
                                           ---------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.20)         (.01)         --          --        (.05)
  Realized gain on investments--net             --            --          --       (1.53)      (2.37)
                                           ---------------------------------------------------------
Total dividends and distributions             (.20)         (.01)         --       (1.53)      (2.42)
                                           ---------------------------------------------------------
Net asset value, end of period             $ 28.81       $ 26.63     $ 17.11     $ 21.02     $ 26.48
                                           =========================================================
----------------------------------------------------------------------------------------------------

Total Investment Return:@

Based on net asset value per share           8.98%@@      55.69%     (18.60%)    (14.26%)     22.24%
                                           =========================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement               1.20%*        1.24%       1.32%       1.05%        .94%
                                           =========================================================
Expenses                                     1.21%*        1.32%       1.32%       1.19%        .94%
                                           =========================================================
Investment income (loss)--net                 .73%*        1.16%        .11%       (.26%)      (.23%)
                                           =========================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $64,221       $48,773     $32,233     $53,377     $94,910
                                           =========================================================
Portfolio turnover                             57%          197%         97%        105%         85%
                                           =========================================================
----------------------------------------------------------------------------------------------------

 *    Annualized.
 + Prior to October 6, 2000, Class I Shares were designated as Investor Class Shares.
++    Based on average shares outstanding.
 @ Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (14) Mercury HW Small Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                Class A+
                                                   -----------------------------------
                                                   For the Six         For the Period
                                                   Months Ended       October 6, 2000+
                                                   December 31,          to June 30,
Increase (Decrease) in Net Asset Value:                2001                 2001
--------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $      26.86       $          19.64
                                                   -----------------------------------
Investment income--net                                      .06++                  .16
Realized and unrealized gain on
  investments--net                                         2.38                   7.07
                                                   -----------------------------------
Total from investment operations                           2.44                   7.23
                                                   -----------------------------------
Less dividends from investment income--net                 (.20)                  (.01)
                                                   -----------------------------------
Net asset value, end of period                     $      29.10       $          26.86
                                                   ===================================
--------------------------------------------------------------------------------------

Total Investment Return:@

Based on net asset value per share                        9.11%@@               38.28%@@
                                                   ===================================
--------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                            1.45%*                 1.50%*
                                                   ===================================
Expenses                                                  1.46%*                 1.62%*
                                                   ===================================
Investment income--net                                     .38%*                 1.42%*
                                                   ===================================
--------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $        185       $             26
                                                   ===================================
Portfolio turnover                                          57%                   197%
                                                   ===================================
--------------------------------------------------------------------------------------

 *    Annualized.
 + Prior to October 6, 2000, Class A Shares were designated as Distributor Class Shares. No such shares were outstanding on such date.
++    Based on average shares outstanding.
 @ Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (15) Mercury HW Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Small Cap Value Fund (the "Fund") is a fund of Mercury HW
      Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


             December 31, 2001 (16) Mercury HW Small Cap Value Fund

      (e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Hotchkis and Wiley Capital Management, LLC (the "Advisor"). The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. The Advisor has contractually agreed to pay all annual operating expenses of Class I and Class A Shares in excess of 1.25% and 1.50%, respectively, as applied to the daily net assets of each class through June 30, 2002. For the six months ended December 31, 2001, the Advisor, or the Fund's former advisor, had earned fees of $206,870, of which $1,140 was waived.

      The Trust on behalf of the Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A shareholders.

      For the six months ended December 31, 2001, FAMD earned underwriting discounts and direct commissions and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co. ("ML & Co."), earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                             FAMD                         MLPF&S
      --------------------------------------------------------------------------
      Class I                                $161                         $   --
      --------------------------------------------------------------------------
      Class A                                $613                         $1,712
      --------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.


             December 31, 2001 (17) Mercury HW Small Cap Value Fund

      For the six months ended December 31, 2001, the Fund reimbursed the Advisor, or the Fund's former advisor, $2,376 for certain accounting services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer Agent Fees in the Statement of Operations.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $39,040,072 and $29,694,131, respectively.

      Net realized gains for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

                                                      Realized       Unrealized
                                                       Gains            Gains
      -------------------------------------------------------------------------
      Long-term investments                          $2,695,503      $3,922,562
                                                     --------------------------
      Total                                          $2,695,503      $3,922,562
                                                     ==========================
      -------------------------------------------------------------------------

      As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $3,922,562, of which $7,045,941 related to appreciated securities and $3,123,379 related to depreciated securities. As of December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $56,791,127.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions was $11,386,658 and $(398,725) for the six months ended December 31, 2001 and for the year ended June 30, 2001, respectively.

      Transactions in capital shares were as follows:

      Class I Shares for the Six Months
      Ended December 31, 2001                            Shares  Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                       830,231    $22,275,606
      Shares issued to shareholders in reinvestment
        of dividends                                     15,644        434,890
                                                      ------------------------
      Total issued                                      845,875     22,710,496
      Shares redeemed                                  (448,103)   (11,470,798)
                                                      ------------------------
      Net increase                                      397,772    $11,239,698
                                                      ========================
      ------------------------------------------------------------------------


             December 31, 2001 (18) Mercury HW Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

      Class I Shares for the Year
      Ended June 30, 2001+                              Shares   Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                     1,716,008    $36,862,281
      Shares issued to shareholders in reinvestment
        of dividends                                        537         10,948
                                                    --------------------------
      Total issued                                    1,716,545     36,873,229
      Shares redeemed                                (1,768,939)   (37,295,174)
                                                    --------------------------
      Net decrease                                      (52,394)   $  (421,945)
                                                    ==========================
      ------------------------------------------------------------------------
     + Prior to October 6, 2000, Class IShares were designated Investor Class
       Shares.

      Class A Shares for the Six Months
      Ended December 31, 2001                            Shares  Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                        21,485    $   583,808
      Shares issued to shareholders in reinvestment
        of dividends                                         34            980
                                                    --------------------------
      Total issued                                       21,519        584,788
      Shares redeemed                                   (16,148)      (437,828)
                                                    --------------------------
      Net increase                                        5,371    $   146,960
                                                    ==========================
      ------------------------------------------------------------------------

      Class A Shares for the Period
      Ended June 30, 2001+                               Shares  Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                        11,502    $   274,695
      Shares redeemed                                   (10,535)      (251,475)
                                                    --------------------------
      Net increase                                          967    $    23,220
                                                    ==========================
      ------------------------------------------------------------------------

     + Prior to October 6, 2000, Class AShares were designated Distributor Class
       Shares. No such Distributor Class Shares were outstanding on such date.

(5)   Capital Loss Carryforward:

      At June 30, 2001, the Fund had a net capital loss carryforward of approximately $10,289,000, of which $1,843,000 expires in 2007, $7,526,000 expires in 2008 and $920,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

(6)   Subsequent Event:

      The Trust's Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley Funds on behalf of the Hotchkis and Wiley Small Cap Value Fund (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002.


             December 31, 2001 (19) Mercury HW Small Cap Value Fund

[LOGO] Merrill Lynch Investment Managers

      MUTUAL       MANAGED        ALTERNATIVE        INSTITUTIONAL
      FUNDS        ACCOUNTS       INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Small company stock prices have experienced a greater degree of market volatility than those of large-capitalization companies. Investors should understand that the higher return potential of small company stocks is accompanied by higher risk.

Mercury HW Small Cap Value Fund of
Mercury HW Funds
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          #MHW-1060--12/01